Revenue Recognition (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues Recognition Disclosure [Abstract]
Trade receivables (net of allowance for doubtful accounts)	$ 96,694	$ 90,274
Deferred revenues	$ 8,724	$ 4,857